Fair Values of Assets and Liabilities (Level 3 classification of gains/losses) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MSRs [Member]
Classification of gains and losses in earnings:
Mortgage banking income (loss)	$ (966)	$ (29,799)	$ (60,678)
Securities gains (losses)	0	0	0
Interest and fee income	0	0	0
Noninterest income	0	0	0
Total	(966)	(29,799)	(60,678)
Derivative Instrument Asset, Net [Member]
Classification of gains and losses in earnings:
Mortgage banking income (loss)	(5,944)	10,617	6,635
Securities gains (losses)	0	0	0
Interest and fee income	0	0	0
Noninterest income	0	0	(6,424)
Total	(5,944)	10,617	211
Municipal securities [Member]
Classification of gains and losses in earnings:
Mortgage banking income (loss)	0	0	0
Securities gains (losses)	0	0	0
Interest and fee income	2,129	0	0
Noninterest income	0	0	0
Total	2,129	0	0
Private label CMO [Member]
Classification of gains and losses in earnings:
Mortgage banking income (loss)	0	0	0
Securities gains (losses)	(336)	(1,614)	(2,551)
Interest and fee income	156	818	878
Noninterest income	0	0	0
Total	(180)	(796)	(1,673)
Asset-backed Securities [Member]
Classification of gains and losses in earnings:
Mortgage banking income (loss)	0	0	0
Securities gains (losses)	(1,466)	0	(4,159)
Interest and fee income	(778)	(59)	1,094
Noninterest income	0	0	0
Total	(2,244)	(59)	(3,065)
Automobile Loan [Member]
Classification of gains and losses in earnings:
Mortgage banking income (loss)	0	0	0
Securities gains (losses)	0	0	0
Interest and fee income	(3,569)	(6,950)	(11,645)
Noninterest income	3,211	5,720	5,068
Total	(358)	(1,230)	(6,577)
Equity investments [Member]
Classification of gains and losses in earnings:
Mortgage banking income (loss)	0	0	0
Securities gains (losses)	0	0	0
Interest and fee income	0	0	0
Noninterest income	0	0	0
Total	$ 0	$ 0	$ 0